Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Prepaid and Other Current Assets

	As of December 31, (in thousands)
	2015	2016
Matching loans to related parties(Note 27)	$174,574	$347,226
Loans between Changyou and Sohu(Note 27)	—	72,281
Due from 7Road	20,579	12,509
Loans to third parties	9,361	25,494
Rental deposits	6,268	6,367
Prepaid corporate income tax	6,115	4,410
Prepaid cost of revenue	5,615	8,535
Others	5,207	8,173

Total	$227,719	$484,995